OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals

	2015	2016
	RMB	RMB
Accrued operating expenses	1,385,818,397	1,549,809,298
Deposits received from suppliers and packaged-tour users	373,423,895	460,648,199
Due to employees for stock option proceeds received on their behalf	88,083,814	250,831,976
Payable for acquisition	125,377,844	157,004,868
Deposit for special bonus program (a)	92,206,022	168,404,481
Interest payable	84,604,548	103,016,365
Accruals for property and equipment	53,582,762	22,855,856
Deferred revenue	18,235,219	12,664,375
Advances received for a potential investment disposal	—	17,665,162
Payable for Qunar CB holders (b)	1,233,185,395	—
Others	106,649,754	106,920,667

Total	3,561,167,650	2,849,821,247

(a)

In September, 2014, the Company established a special bonus program. Under this program, the Company provides the bonus units to the selected employees and the employees are required to provide deposit to participate such program. The bonus is calculated based on certain agreed-upon performance merits and is paid together with the deposit. As of December 31, 2016, the Company recognized the employees deposit of RMB168 million in other payable.

(b)

In June 2015, Qunar issued US$ 500 million, 2% interest rate convertible senior notes due 2021 (the “Qunar CB”) to several institutional investors (the “CB Holders”). The Qunar CB included a Make-Whole provision, where the CB Holders are granted a right to convert the Qunar CB into Qunar’s ADS at an increased conversion rate (the “Make-Whole Rate”) or request redemption at an equivalent dollar amount in the event of certain fundamental changes of Qunar, including change in shareholding over 10%. In October 2015, Ctrip obtained 45% equity interest of Qunar from Baidu which triggered the Make-Whole provision. In December 2015, Ctrip entered into the agreements with the CB Holders to settle all the outstanding Qunar CB in the consideration equal to the value of Qunar ADS as if were converted at the Make-Whole Rate. The total consideration included cash and the ordinary shares of Ctrip with the aggregated amount of RMB4.5billion. Such liability of Qunar CB is considered as assumed liability at the Company for Qunar and was charged in pre-acquisition of Qunar. The settlement was paid in January 2016.